Other operating income (expense), net (Tables)	12 Months Ended
Dec. 31, 2017
Other operating income (expense), net
Schedule of other operating income (expense), net

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Gain (loss) on disposal of property, plant and equipment and assets classified as held-for-sale	17,513	(1,846)	28,949
Impairment loss recognized on property, plant and equipment	—	(7,529)	—
Government funding(Note 11.5)	27,444	9,542	2,697
Loss on deconsolidation of subsidiaries	—	—	(57)
Others	—	10	5
	44,957	177	31,594